Cover	Sep. 28, 2026
Entity Information [Line Items]
Document Type	8-K
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38180
Entity Tax Identification Number	81-2717873
City Area Code	888
Local Phone Number	905-0998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001680873
Amendment Flag	false
Entity Address, Address Line One	6325 South Rainbow Boulevard
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
Entity Registrant Name	HF FOODS GROUP INC.
Entity Address, City or Town	Las Vegas
Document Period End Date	Sep. 28, 2026
Entity Address, Address Line Two	Suite 420
NASDAQ CAPITAL MARKET | Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value
Security Exchange Name	NASDAQ
Trading Symbol	HFFG
NASDAQ CAPITAL MARKET | Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
Security Exchange Name	NASDAQ
Trading Symbol	N/A